Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 9,701	$ 6,376	$ 4,100
Buildings in Process of Obtaining Ownership Certificate
Property, Plant and Equipment [Line Items]
Building	$ 13,383	$ 13,383